Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO Foreign Currency Strategy Exchange-Traded Fund), (PIMCO Foreign Currency Strategy Exchange-Traded Fund))	0 Months Ended
	Feb. 07, 2013
(PIMCO Foreign Currency Strategy Exchange-Traded Fund) | (PIMCO Foreign Currency Strategy Exchange-Traded Fund)
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.11%	[1]
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.